REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

5       REVENUE AND SEGMENT INFORMATION

(a)     Revenue

Revenue recognized during the year is as follows:

	For the years ended December 31
	2022	2021	2020

Revenue from contracts with customers (net of value-added tax)
Sale of goods	288,853,556	297,102,961	202,036,585
Transportation services	1,817,566	1,470,334	1,621,570
	290,671,122	298,573,295	203,658,155
Revenue from other sources
Rental income	316,820	312,055	334,924

	290,987,942	298,885,350	203,993,079

5       REVENUE AND SEGMENT INFORMATION (Continued)

(a)     Revenue (Continued)

(i)      Disaggregated revenue information

	For the year ended December 31, 2022
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy	Trading	operating	Inter-segment
	segment	segment	Segment	Segment	segments	elimination	Total
Type of goods or services
Sales of goods	55,513,960	138,428,806	9,322,537	252,408,567	1,840,375	(168,660,689)	288,853,556
Transportation services	—	—	—	6,397,541	—	(4,579,975)	1,817,566
Total	55,513,960	138,428,806	9,322,537	258,806,108	1,840,375	(173,240,664)	290,671,122

Geographical markets
Mainland China	55,513,960	138,428,806	9,322,537	245,370,030	1,840,375	(173,240,664)	277,235,044
Outside of Mainland China	—	—	—	13,436,078	—	—	13,436,078
Total	55,513,960	138,428,806	9,322,537	258,806,108	1,840,375	(173,240,664)	290,671,122

Timing of revenue recognition
Goods transferred at a point in time	55,513,960	138,428,806	9,322,537	252,408,567	1,840,375	(168,660,689)	288,853,556
Services transferred over time	—	—	—	6,397,541	—	(4,579,975)	1,817,566
Total	55,513,960	138,428,806	9,322,537	258,806,108	1,840,375	(173,240,664)	290,671,122

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(a)     Revenue (Continued)

(i)     Disaggregated revenue information (Continued)

	For the year ended December 31, 2021
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy	Trading	operating	Inter-segment
	segment	segment	Segment	Segment	segments	elimination	Total
Type of goods or services
Sales of goods	53,813,335	118,456,198	7,915,219	248,379,137	1,439,359	(132,900,287)	297,102,961
Transportation services	—	—	—	4,255,266	—	(2,784,932)	1,470,334
Total	53,813,335	118,456,198	7,915,219	252,634,403	1,439,359	(135,685,219)	298,573,295

Geographical markets
Mainland China	53,813,335	118,456,198	7,915,219	239,342,124	1,439,359	(135,685,219)	285,281,016
Outside of Mainland China	—	—	—	13,292,279	—	—	13,292,279
Total	53,813,335	118,456,198	7,915,219	252,634,403	1,439,359	(135,685,219)	298,573,295

Timing of revenue recognition
Goods transferred at a point in time	53,813,335	118,456,198	7,915,219	248,379,137	1,439,359	(132,900,287)	297,102,961
Services transferred over time	—	—	—	4,255,266	—	(2,784,932)	1,470,334
Total	53,813,335	118,456,198	7,915,219	252,634,403	1,439,359	(135,685,219)	298,573,295

	For the year ended December 31, 2020
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy	Trading	operating	Inter-segment
	segment	segment	Segment	Segment	segments	elimination	Total
Type of goods or services
Sales of goods	44,177,153	81,245,663	7,184,216	178,623,815	1,126,033	(110,320,295)	202,036,585
Transportation services	—	—	—	3,802,666	—	(2,181,096)	1,621,570
Total	44,177,153	81,245,663	7,184,216	182,426,481	1,126,033	(112,501,391)	203,658,155

Geographical markets
Mainland China	44,177,153	81,245,663	7,184,216	173,486,314	1,126,033	(112,501,391)	194,717,988
Outside of Mainland China	—	—	—	8,940,167	—	—	8,940,167
Total	44,177,153	81,245,663	7,184,216	182,426,481	1,126,033	(112,501,391)	203,658,155

Timing of revenue recognition
Goods transferred at a point in time	44,177,153	81,245,663	7,184,216	178,623,815	1,126,033	(110,320,295)	202,036,585
Services transferred over time	—	—	—	3,802,666	—	(2,181,096)	1,621,570
Total	44,177,153	81,245,663	7,184,216	182,426,481	1,126,033	(112,501,391)	203,658,155

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(a)     Revenue (Continued)

(ii)	The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the years ended December 31
	2022	2021	2020

Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Sale of goods	2,124,417	1,349,157	1,350,929
Others	66,228	88,090	73,541
	2,190,645	1,437,247	1,424,470

(iii)     Performance obligations

Information about the Group’s performance obligations is summarized below:

Revenue from sales of products (including sales of the other materials)

The performance obligation is satisfied upon delivery of the industrial products and payment is generally due within 30 to 90 days from delivery, except for new customers, where advance is normally required.

Sales of goods were made in a short period of time and the performance obligation was mostly satisfied in one year or less at the end of each year, thus the Group applied the expedient of not to disclose the transaction price allocated to unsatisfied performance obligation.

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(a)     Revenue (Continued)

(iii)     Performance obligations (Continued)

Transportation service

The performance obligation is satisfied over time as services are rendered and payment is generally due upon completion of the relevant services.

Amounts expected to be recognized as revenue from contract liabilities at December 31, 2022 and 2021:

	For the years ended December 31
	2022	2021
Within one year	2,049,014	2,363,043
After one year	93,240	116,545
	2,142,254	2,479,588

(b)      Segment information

The executive presidents committee of the Company have been identified as the chief operating decision makers. The committee is responsible for the review of the internal reports in order to allocate resources to operating segments and assess their performance.

The committee considers the business from a product perspective comprising alumina, primary aluminum and energy for the Group’s manufacturing business, which are identified as separate reportable operating segments. In addition, the Group’s trading business is identified as a separate reportable operating segment. The Group’s reportable operating segments also include corporate and other operating segments.

The committee assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment used by the committee is consistent with that applied to the consolidated financial information for the year ended December 31, 2021. Management has determined the reportable operating segments based on the reports reviewed by the committee that are used to make strategic decisions.

The Group’s five reportable operating segments are summarized as follows:

●	The alumina segment, which consists of mining and purchasing bauxite and other raw materials, refining bauxite into alumina, and selling alumina both internally to the Group’s aluminum enterprises and trading enterprises and externally to customers outside the Group. This segment also includes the production and sale of multi-form alumina bauxite.
●	The primary aluminum segment, which consists of procuring alumina and other raw materials, supplemental materials and electricity power, smelting alumina to produce primary aluminum which is sold to the Group’s trading enterprises and external customers, including Chinalco and its subsidiaries. This segment also includes the production and sale of carbon products and aluminum alloy and other aluminum products.

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)      Segment information (Continued)

●	The trading segment, which consists of the trading of alumina, primary aluminum, aluminum fabrication products, other non-ferrous metal products, coal products and raw materials and supplemental materials and logistics and transport services to internal manufacturing plants and external customers. The products are sourced from fellow subsidiaries and international and domestic suppliers of the Group. Sales of products manufactured by the Group’s manufacturing business are included in the total revenue of the trading segment and are eliminated with the segment revenue of the respective segments which supplied the products to the trading segment.
●	The energy segment mainly includes coal mining, electricity generation by thermal power, wind power and solar power, new energy related equipment manufacturing business. Sales of coals are mainly to the Group’s internal and external coal consuming customers; electricity is sold to regional power grid corporations.
●	Corporate and other operating segments, which mainly include management of corporate, research and development activities and others.

Prepaid current income tax and deferred tax assets are excluded from segment assets, and income tax payable and deferred tax liabilities are excluded from segment liabilities. All sales among the reportable operating segments were conducted on terms mutually agreed among group companies, and have been eliminated upon consolidation.

	Year ended December 31, 2022
		Primary			Corporate and
	Alumina	aluminum	Energy	Trading	other operating	Inter-segment
	Segment	Segment	Segment	Segment	segments	elimination	Total

Total revenue	55,761,730	138,465,822	9,322,537	258,854,321	1,943,932	(173,360,400)	290,987,942
Inter-segment revenue	(39,350,290)	(51,962,565)	(261,486)	(80,283,574)	(1,502,485)	173,360,400	—
Sales of self-produced products				48,849,680
Sales of products sourced from external suppliers				129,721,067

Revenue from external customers	16,411,440	86,503,257	9,061,051	178,570,747	441,447	—	290,987,942

Segment profit /(loss) before income tax	340,451	10,346,336	2,200,960	2,013,377	(843,055)	(849,101)	13,208,968
Income tax expense							(2,365,639)

Profit for the year							10,843,329

Other items
Finance income	62,662	86,864	29,589	20,991	277,031	—	477,137
Finance costs	(713,584)	(1,088,391)	(580,129)	(166,221)	(1,346,542)	—	(3,894,867)
Share of profits and losses of joint ventures	75,405	—	(7,143)	9,065	101,583	—	178,910
Share of profits and losses of associates	(46,239)	(94,941)	(71,493)	45,847	297,458	—	130,632
Depreciation of right-of-use assets	(473,827)	(601,898)	(129,335)	(21,335)	(55,967)	—	(1,282,362)
Depreciation and amortization (excluding the depreciation of right- of-use assets)	(3,674,136)	(3,957,718)	(1,645,072)	(341,700)	(72,831)	—	(9,691,457)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and right-of-use assets	90,041	180,999	(1,621)	56,280	(2,040)	—	323,659
Gain on disposal of business	—	—	—	—	27,804	—	27,804
Realized gain on futures contracts, net	—	—	—	20,104	216,707	—	236,811
Other income	25,510	44,628	54,727	110,885	35	—	235,785
Impairment loss on intangible assets	(75,842)	—	—	—	—	—	(75,842)
Impairment loss on property, plant and equipment	(3,160,902)	(634,518)	—	—	—	—	(3,795,420)
Unrealized gain on futures contracts, net	—	—	—	47,725	11,346	—	59,071
(Losses)/gains on disposal of subsidiaries	(19,530)	61	4,567	25,296	75,949	—	86,343
Changes for impairment of inventories	(392,513)	(1,625)	558	(93,295)	3,582	—	(483,293)
Provision for impairment of receivables	(407,608)	(26,737)	(25,619)	53,201	(7,376)	—	(414,139)
Dividends of equity investments at fair value through other comprehensive income	—	—	2,160	—	9,339	—	11,499
Investments in associates	187,806	500,489	689,399	396,810	4,628,134	—	6,402,638
Investments in joint ventures	1,076,120	—	343,745	48,675	1,871,427	—	3,339,967

Additions during the period:
Intangible assets	138,835	40,719	17,722	—	76	—	197,352
Right-of-use assets	89,337	449,305	1,496	140,021	—	—	680,159
Property, plant and equipment	728,647	852,512	921,542	45,186	49,865	—	2,597,752

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)     Segment information (Continued)

	Year ended December 31, 2021
					Corporate
		Primary			and other
	Alumina	aluminum	Energy	Trading	operating	Inter-segment
	Segment	Segment	Segment	Segment	segments	elimination	Total
Total revenue	54,043,368	118,513,506	7,915,219	252,704,917	1,453,108	(135,744,768)	298,885,350
Inter-segment revenue	(36,463,601)	(39,899,709)	(240,575)	(58,162,607)	(978,276)	135,744,768	—
Sales of self-produced products				47,246,018
Sales of products sourced from external suppliers				147,296,292

Revenue from external customers	17,579,767	78,613,797	7,674,644	194,542,310	474,832	—	298,885,350

Segment profit /(loss) before income tax	2,798,129	12,783,818	(234,808)	1,336,268	(1,981,441)	(515,538)	14,186,428
Income tax expense							(2,869,551)

Profit for the year							11,316,877

Other items
Finance income	117,265	71,097	38,313	50,829	33,599	—	311,103
Finance costs	(1,041,744)	(1,450,695)	(578,079)	(119,398)	(1,342,750)	—	(4,532,666)
Share of profits of joint ventures	80,612	—	16,095	13,240	54,153	—	164,100
Share of profits/(losses) of associates	(3,546)	(2,182)	(633,467)	45,538	170,410	—	(423,247)
Depreciation of right-of-use assets	(334,825)	(226,526)	(32,088)	(128,043)	(50,469)	—	(771,951)
Depreciation and amortization (excluding the depreciation of right- of-use assets)	(3,491,950)	(4,169,274)	(1,889,351)	(164,469)	(74,119)	—	(9,789,163)
(Losses)/gains on disposal of property, plant and equipment, intangible assets and right-of-use assets	(611,828)	(58,699)	(9,772)	3,222	(2,320)	—	(679,397)
Realized loss on futures, forward and option contracts, net	—	—	—	(132,354)	(413,171)	—	(545,525)
Other income	11,909	57,298	56,022	47,836	91	—	173,156
Impairment loss on intangible assets	(413,036)	(2,623)	—	—	—	—	(415,659)
Impairment loss on property, plant and equipment	(1,854,694)	(2,206,546)	(3,433)	—	—	—	(4,064,673)
Unrealized loss on futures contracts,net	—	—	—	(30,552)	(28,657)	—	(59,209)

Losses on disposal of subsidiaries	—	—	(27,404)	—	—	—	(27,404)
Changes for impairment of inventories	(16,098)	(114,170)	12,250	(13,039)	(2,601)	—	(133,658)
Provision for impairment of receivables	(122,370)	(40,627)	(176,715)	(330,122)	(720,931)	—	(1,390,765)
Dividends of equity investments at fair value through other comprehensive income	—	4,384	—	3,333	7,579	—	15,296
Investments in associates	196,453	578,313	759,194	382,062	4,525,771	—	6,441,793
Investments in joint ventures	1,076,120	—	353,177	55,712	1,865,950	—	3,350,959

Additions during the period:
Intangible assets	97,925	22,351	—	140	—	—	120,416
Right-of-use assets	2,934,500	2,721,001	377	212,812	276,430	—	6,145,120
Property, plant and equipment	1,951,823	1,167,984	391,894	35,467	89,344	—	3,636,512

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)     Segment information (Continued)

	Year ended December 31, 2020
					Corporate
		Primary			and other
	Alumina	aluminum	Energy	Trading	operating	Inter-segment
	Segment	Segment	Segment	Segment	segments	elimination	Total
Total revenue	44,263,444	81,405,264	7,184,216	182,510,025	1,126,586	(112,496,456)	203,993,079
Inter-segment revenue	(31,174,724)	(34,068,498)	(243,788)	(46,261,296)	(748,150)	112,496,456	—

Sales of self-produced products				33,162,614
Sales of products sourced from external suppliers				103,086,115

Revenue from external customers	13,088,720	47,336,766	6,940,428	136,248,729	378,436	—	203,993,079

Segment profit/(loss) before income tax	1,164,996	3,862,836	(77,235)	770,172	(2,192,077)	(642,680)	2,886,012
Income tax expense							(641,329)

Profit for the year							2,244,683

Other items
Finance income	44,697	68,645	36,333	73,026	43,508	—	266,209
Finance costs	(879,211)	(1,667,322)	(995,572)	(173,520)	(1,354,076)	—	(5,069,701)
Share of profits of joint ventures	75,405	—	35,308	5,011	64,778	—	180,502
Share of profits/(losses)of associates	(2,262)	(338,044)	(17,905)	38,683	226,010	—	(93,518)
Depreciation of right-of-use assets	(342,347)	(234,387)	(96,967)	(21,075)	(50,469)	—	(745,245)
Depreciation and amortization (excluding the depreciation of right-of-use assets)	(3,184,799)	(4,122,376)	(1,867,632)	(232,807)	(42,184)	—	(9,449,798)
(Losses)/gains on disposal of property, plant and equipment, intangible assets and right-of-use assets	25,489	(345,537)	99,363	(1,911)	(610)	—	(223,206)
Realized loss on futures, forward and option contracts, net	—	—	—	675,442	(152,064)	—	523,378
Other income	122,011	69,247	55,561	38,910	18,670	—	304,399
Impairment loss on property, plant and equipment	(23,136)	(653,170)	—	(4,951)	—	—	(681,257)
Unrealized loss on futures contracts,net	—	—	—	(27,705)	17,311	—	(10,394)

Losses on disposal of a subsidiaries	—	—	—	11,305	—	—	11,305
Changes for impairment of inventories	(136,827)	103,524	(15,642)	2,184	981	—	(45,780)
Provision for impairment of receivables	(59,105)	(22,487)	(108,059)	(395,053)	(383,238)	—	(967,942)
Dividends of equity investments at fair value through other comprehensive income	—	—	—	—	125,015	—	125,015
Investments in associates	205,625	612,531	1,565,235	396,454	4,221,258	—	7,001,103
Investments in joint ventures	1,076,085	—	334,763	43,258	1,920,447	—	3,374,553

Additions during the period:
Intangible assets	86,698	5,787	—	1,413	266	—	94,164
Right-of- use assets	12,001	6,838	59,010	2,875	2,893	—	83,617
Property, plant and equipment	2,570,240	6,706,374	881,810	328,835	33,440	—	10,520,699

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)     Segment information (Continued)

	As of December 31, 2022
	Alumina	Primary aluminum	Energy	Trading	Corporate and other
	Segment	Segment	Segment	Segment	operating segments	Total

Segment assets	90,762,410	94,207,732	34,235,502	35,025,454	42,393,166	296,624,264
Reconciliation:
Elimination of inter-segment receivables						(85,734,994)
Other eliminations						(741,195)
Corporate and other unallocated assets:
Deferred tax assets						2,057,900
Prepaid income tax						142,056

Total assets						212,348,031

Segment liabilities	48,985,559	50,177,428	18,837,349	21,225,051	69,257,860	208,483,247
Elimination of inter-segment payables						(85,734,994)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,451,692
Income tax payable						392,119

Total liabilities						124,592,064

	As of December 31, 2021
	Alumina	Primary aluminum	Energy	Trading	Corporate and other
	Segment	Segment	Segment	Segment	operating segments	Total

Segment assets	97,099,222	90,931,136	35,261,548	31,625,689	48,195,444	303,113,039
Reconciliation:
Elimination of inter-segment receivables						(79,480,000)
Other eliminations						(928,814)
Corporate and other unallocated assets:
Deferred tax assets						2,096,459
Prepaid income tax						62,139

Total assets						224,862,823

Segment liabilities	52,154,184	47,125,596	25,419,575	21,037,605	66,657,841	212,394,801
Elimination of inter-segment payables						(79,480,000)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,403,291
Income tax payable						847,163

Total liabilities						135,165,255

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)     Segment information (Continued)

The Group mainly operates in Mainland China. Geographical information on operating segments is as follows:

	For the years ended December 31
	2022	2021	2020

Segment revenue from external customers
– Mainland China	277,551,864	285,593,071	195,052,913
– Outside of Mainland China	13,436,078	13,292,279	8,940,166
	290,987,942	298,885,350	203,993,079

	December 31,	December 31,
	2022	2021

Non-current assets (excluding financial assets and deferred tax assets)
– Mainland China	150,927,698	165,459,440
– Outside Mainland China	2,595,140	2,627,731

	153,522,838	168,087,171

For the year ended December 31, 2022, revenues of approximately RMB53,183 million (2021: RMB65,128 million, 2020: RMB54,955 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. These revenues are mainly attributable to the alumina, primary aluminum, energy and trading segments. There were no individual customers that contributed 10% or more of the Group’s revenue during the years ended December 31, 2020, 2021 and 2022.